Investments - Mortgage Loans, Net Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments Schedule [Abstract]
Mortgage loan valuation allowance	$ 2	$ 2
Financing Receivable, Recorded Investment, Past Due [Line Items]
Mortgage loans, net of allowances	5,470	5,500
Commercial mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current (less than 30 days past due)	5,111	5,360
Mortgage loans, net of allowances	5,132	5,400
Commercial mortgage loans | 30 to 60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	1
Commercial mortgage loans | Over 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 21	$ 39